Note 5 - Revenues - Disaggregation of Revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Revenue from Contract with Customer, Excluding Assessed Tax	$ 83,795	$ 80,899
Waste Management Services [Member]
Revenue from Contract with Customer, Excluding Assessed Tax	45,922	44,611
Waste Management Services [Member] | Operating Segments [Member]
Revenue from Contract with Customer, Excluding Assessed Tax	45,922	44,611
Waste Management Services [Member] | Waste Brokerage And Management Services Member
Revenue from Contract with Customer, Excluding Assessed Tax	42,862	41,578
Waste Management Services [Member] | Captive Landfill Management Operations [Member]
Revenue from Contract with Customer, Excluding Assessed Tax	3,060	3,033
Golf and Related Operations [Member] | Operating Segments [Member]
Revenue from Contract with Customer, Excluding Assessed Tax	37,873	36,288
Golf and Related Operations [Member] | Food and Beverage [Member]
Revenue from Contract with Customer, Excluding Assessed Tax	13,537	13,491
Golf and Related Operations [Member] | Membership Dues [Member]
Revenue from Contract with Customer, Excluding Assessed Tax	7,430	7,341
Golf and Related Operations [Member] | Room Rental [Member]
Revenue from Contract with Customer, Excluding Assessed Tax	7,227	6,435
Golf and Related Operations [Member] | Green Fees and Cart Rental [Member]
Revenue from Contract with Customer, Excluding Assessed Tax	3,336	3,300
Golf and Related Operations [Member] | Salon and Spa Services [Member]
Revenue from Contract with Customer, Excluding Assessed Tax	3,763	2,989
Golf and Related Operations [Member] | Fitness and Tennis Lesson [Member]
Revenue from Contract with Customer, Excluding Assessed Tax	321	394
Golf and Related Operations [Member] | Other Revenue [Member]
Revenue from Contract with Customer, Excluding Assessed Tax	$ 2,259	$ 2,338